Goodwill and Intangible Assets, Net - Goodwill by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			$ 657,737	$ 580,378	$ 580,378	$ 470,291
Adjustments					28,800	79
Impairment	82,269	0	82,269	0	0
Ending Balance	575,468		575,468		657,737	580,378
Reverse Mortgage Solutions, Inc. [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition						101,199
Reverse Mortgage Solutions, Inc. [Member] | Reverse Mortgage [Member]
Schedule Of Goodwill By Segment [Line Items]
Ending Balance					0
Security One Lending [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition						8,809
Ending Balance					8,809
ResCap Acquisition [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition					47,648
Ally Bank Net Assets [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance							100
Acquisition					99
Ending Balance							100
MetLife Bank Net Assets [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance							800
Acquisition					812
Ending Balance							800
Operating Segments [Member] | Servicing [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			432,267	431,455	431,455	430,464
Adjustments						991
Impairment	0		0		0
Ending Balance	432,267		432,267		432,267	431,455
Operating Segments [Member] | Originations [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			47,747
Impairment	0		0		0
Ending Balance	47,747		47,747		47,747
Operating Segments [Member] | Reverse Mortgage [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			138,808	110,008	110,008
Adjustments					28,800
Impairment	82,269		82,269		0
Ending Balance	56,539		56,539		138,808
Operating Segments [Member] | Asset Receivables Management [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			34,518	34,518	34,518			34,518
Impairment	0		0		0
Ending Balance	34,518		34,518		34,518			34,518
Operating Segments [Member] | Insurance [Member]
Schedule Of Goodwill By Segment [Line Items]
Beginning Balance			4,397	4,397	4,397	5,309
Adjustments						(912)
Impairment	0		0		0
Ending Balance	4,397		4,397		4,397	4,397
Operating Segments [Member] | Reverse Mortgage Solutions, Inc. [Member] | Reverse Mortgage [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition						101,199
Operating Segments [Member] | Security One Lending [Member] | Reverse Mortgage [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition						8,809
Operating Segments [Member] | ResCap Acquisition [Member] | Originations [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition					47,648
Operating Segments [Member] | Ally Bank Net Assets [Member] | Originations [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition					99
Operating Segments [Member] | MetLife Bank Net Assets [Member] | Servicing [Member]
Schedule Of Goodwill By Segment [Line Items]
Acquisition					$ 812